19. Related party transactions	12 Months Ended
Dec. 31, 2016
Related party transactions	Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2016, 2015 and 2014.
ZHEJIANG TIANLAN
Related party transactions	Amounts due from / (to) owners There were no transactions with related parties in the years 2016 and 2015 other than those disclosed in elsewhere in the financial statements.